STATEMENT OF INVESTMENTS
BNY Mellon Diversified Emerging Markets Fund

June 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 55.0%
Argentina - .4%
Globant	8,691	[a]	878,226
Bermuda - .1%
Shenzhen International Holdings	67,000		133,395
Brazil - 3.7%
Banco Bradesco	9,330		81,687
Banco do Brasil	47,400		663,856
BR Malls Participacoes	4,235		15,859
CCR	169,600		605,533
Cia de Saneamento Basico do Estado de Sao Paulo	56,900		697,034
Cia Siderurgica Nacional	191,800		829,146
EDP - Energias do Brasil	299,500		1,486,600
Estacio Participacoes	69,700		531,469
Hypera	58,200		453,026
JBS	191,100		1,048,078
Petrobras Distribuidora	25,000		162,697
Petroleo Brasileiro, ADR	85,928		1,220,178
Vale	37,400	[a]	504,614
			8,299,777
Chile - .5%
Aguas Andinas, Cl. A	159,300		94,034
Cia Cervecerias Unidas	38,845		547,450
Enel Americas	614,500		108,377
Enel Generacion Chile	568,400		367,400
			1,117,261
China - 15.0%
Alibaba Group Holding, ADR	33,998	[a]	5,760,961
Angang Steel, Cl. H	148,200		67,666
Anhui Conch Cement, Cl. H	238,000		1,492,902
ANTA Sports Products	118,000		806,852
BAIC Motor, Cl. H	806,000	[b]	503,686
Baidu, ADR	2,050	[a]	240,588
Beijing Capital International Airport, Cl. H	152,000		133,100
China Coal Energy, Cl. H	938,000		390,640
China Construction Bank, Cl. H	3,091,000		2,656,244
China Everbright Bank, Cl. A	859,300		476,985
China Evergrande Group	42,000	[a]	117,381
China Merchants Bank, Cl. A	200	[a]	1,050

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 55.0% (continued)
China - 15.0% (continued)
China National Building Material, Cl. H	634,000		553,509
China Petroleum & Chemical, Cl. H	528,000		359,554
China Railway Group, Cl. H	116,000	[a]	88,090
China Resources Pharmaceutical Group	181,500	[b]	204,928
China Resources Sanjiu Medical & Pharmaceutical Co., Cl. A	89,300	[a]	381,891
China Shenhua Energy, Cl. H	227,000		474,332
China Vanke, Cl. H	11,300		42,414
China Yangtze Power, CI. A	120,800	[a]	315,065
Chongqing Rural Commercial Bank, Cl. H	589,000		320,813
CNOOC	520,000		894,628
Country Garden Holdings	29,000		43,930
CRRC, Cl. H	741,000		619,059
Guangzhou Automobile Group, Cl. H	440,000		470,788
Huazhu Group, ADR	16,388	[c]	594,065
Hundsun Technologies, Cl. A	62,900		625,848
Industrial & Commercial Bank of China, Cl. H	804,000		585,375
Longfor Group Holdings	7,000		26,419
Metallurgical Corp of China, Cl. A	277,500		123,173
Ping An Insurance Group Company of China, Cl. H	285,000		3,430,186
Shanghai Pharmaceuticals Holding, Cl. H	186,900		367,668
Sihuan Pharmaceutical Holdings Group	995,000		224,759
Sino-Ocean Group Holding	22,500		9,570
Sinotruk Hong Kong	295,000		511,261
Tencent Holdings	163,200		7,383,253
Weichai Power, Cl. H	457,000		773,495
Wuliangye Yibin, Cl. A	23,800		409,309
Zhongsheng Group Holdings	297,000		828,274
			33,309,711
Colombia - .3%
Bancolombia, ADR	10,679	[c]	545,056
Interconexion Electrica	26,870		149,338
			694,394
Czech Republic - .3%
Moneta Money Bank	186,345	[b]	638,978
Hong Kong - 2.0%
China Mobile	22,000		200,253
China Overseas Land & Investment	28,000		103,324
China Resources Cement Holdings	226,000		218,390
China Resources Gas Group	174,000		862,603
China Resources Land	20,000		87,724
China Unicom Hong Kong	800,000		879,120

Description	Shares		Value ($)
Common Stocks - 55.0% (continued)
Hong Kong - 2.0% (continued)
Cosco Shipping Ports	268,000		263,655
Kingboard Laminates Holdings	89,000		81,760
Kunlun Energy	164,000		143,038
Nine Dragons Paper Holdings	114,000		101,276
Shanghai Industrial Holdings	83,000		180,151
Shimao Property Holdings	366,500		1,112,137
SSY Group	136,000		122,371
			4,355,802
Hungary - .5%
MOL Hungarian Oil & Gas	52,500		582,800
OTP Bank	13,075		520,171
			1,102,971
India - 5.0%
ACC	16,014		362,534
Aurobindo Pharma	69,040		608,160
Bajaj Finance	5,210		277,839
Bank of Baroda	255,521	[a]	450,130
Bharti Infratel	139,427		539,969
Hero MotoCorp	6,560		245,332
Hindalco Industries	149,600		448,730
Hindustan Petroleum	270,161		1,132,794
Housing Development Finance	32,682		1,037,879
ICICI Bank	115,563		733,047
Infosys	50,140		533,544
ITC	122,048		485,001
Larsen & Toubro	57,306		1,289,754
Maruti Suzuki India	5,492		519,913
Shriram Transport Finance	28,312		445,375
Tata Power	191,500		191,514
Tech Mahindra	98,551		1,008,937
UPL	65,392		888,283
			11,198,735
Indonesia - 1.0%
Bank Mandiri	1,459,800		830,201
Bank Negara Indonesia	182,700		119,084
Gudang Garam	38,800		211,150
Indah Kiat Pulp & Paper	439,600	[a]	291,818
Telekomunikasi Indonesia	1,858,800		545,811
United Tractors	107,400		214,316
			2,212,380
Luxembourg - .1%
Tenaris, ADR	12,573		330,796
Malaysia - .4%
Hong Leong Financial Group	125,300		562,139

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 55.0% (continued)
Malaysia - .4% (continued)
RHB Bank	185,700		251,198
			813,337
Mexico - 1.5%
America Movil, Ser. L	1,027,200		748,709
Arca Continental	100,700		544,587
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	266,300		408,598
Fibra Uno Administracion	12,700		16,846
Grupo Aeroportuario del Centro Norte	95,900		586,030
Grupo Financiero Banorte, Cl. O	151,000		877,030
Mexichem	120,000		252,645
			3,434,445
Philippines - 1.1%
Ayala Land	742,000		735,989
Globe Telecom	6,020		265,631
International Container Terminal Services	189,390		540,849
Metro Pacific Investments	1,842,000		172,628
Puregold Price Club	841,350		738,297
SM Prime Holdings	44,800		32,448
			2,485,842
Poland - .4%
Bank Polska Kasa Opieki	13,999		419,240
Jastrzebska Spolka Weglowa	40,140		508,036
			927,276
Qatar - .0%
Qatar National Bank	7,860		41,081
Russia - 2.8%
Gazprom, ADR	207,336		1,519,055
Lukoil, ADR	21,950		1,853,119
MMC Norilsk Nickel, ADR	4,540		103,088
Moscow Exchange MICEX-RTS	321,876	[d]	460,042
Rosneft Oil, GDR	11,893		78,122
Sberbank of Russia, ADR	107,982		1,660,999
Sistema, GDR	5,949	[a]	18,395
Surgutneftegas, ADR	12,340		50,774
Tatneft, ADR	7,200		533,214
			6,276,808
Singapore - .3%
Sea, ADR	19,046	[a]	632,708
South Africa - 3.3%
Absa Group	24,910		311,334
Clicks Group	33,520		488,657

Description	Shares		Value ($)
Common Stocks - 55.0% (continued)
South Africa - 3.3% (continued)
Growthpoint Properties	16,697		28,784
Investec	86,400		563,658
Kumba Iron Ore	10,404		369,535
Naspers, Cl. N	12,058		2,929,298
Nedbank Group	63,612		1,145,108
Redefine Properties	20,141		12,927
Resilient REIT	2,303		10,128
Sibanye Gold	590,429	[a,c]	697,399
Telkom	105,073		687,886
			7,244,714
South Korea - 6.6%
Daelim Industrial	6,145		612,452
Doosan Bobcat	8,010		252,615
Hyundai Department Store	4,800		343,680
Hyundai Glovis	2,800		390,325
Hyundai Marine & Fire Insurance	16,700		411,916
Hyundai Mobis	2,939		600,318
KB Financial Group	27,789		1,101,100
Korea Investment Holdings	10,579		740,904
KT	6,766		166,204
Kumho Petrochemical	8,536		720,974
LG Uplus	36,000		452,429
Meritz Securities	88,588		411,734
NH Investment & Securities	39,400		495,558
POSCO	4,116		871,292
Samsung Electronics	111,868		4,561,080
Samsung Securities	4,200		142,330
Shinhan Financial Group	18,326		712,708
Shinsegae	610		158,971
SK Hynix	12,370		745,158
S-Oil	4,141		300,090
Woori Financial Group	31,460		383,130
			14,574,968
Taiwan - 6.8%
Asia Cement	138,000		211,113
Chailease Holding	492,920		2,042,459
China Life Insurance	152,940	[a]	122,138
Delta Electronics	225,000		1,144,313
Feng TAY Enterprise	105,000		820,773
Globalwafers	49,000		498,222
Largan Precision	7,000	[a]	870,487
Lite-On Technology	249,000		363,958
MediaTek	107,000		1,084,961
Powertech Technology	160,000	[a]	392,079

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 55.0% (continued)
Taiwan - 6.8% (continued)
Realtek Semiconductor	29,000	[a]	214,324
Taiwan Cement	109,000		161,684
Taiwan Semiconductor Manufacturing	717,600	[a]	5,474,235
TCI	35,870	[a]	494,047
Uni-President Enterprises	242,000		644,283
Zhen Ding Technology Holding	144,000		461,886
			15,000,962
Thailand - 1.5%
Advanced Info Service	154,200		1,096,131
Bangkok Bank	73,500		477,231
Bangkok Dusit Medical Services	157,400		133,564
Charoen Pokphand Foods	376,000		346,360
Glow Energy	93,000		269,844
PTT, NVDR	75,400		119,926
Thai Beverage	851,100		522,438
Thai Oil	178,700		387,769
			3,353,263
Turkey - .9%
Akbank	5,980	[a]	7,023
Emlak Konut Gayrimenkul Yatirim Ortakligi	14,424		2,815
Eregli Demir ve Celik Fabrikalari	235,600		320,250
Ford Otomotiv Sanayi	45,922		495,776
Haci Omer Sabanci Holding	329,090		488,241
KOC Holding	192,004		581,750
Turkiye Sise ve Cam Fabrikalari	27,110		24,290
Turkiye Vakiflar Bankasi, Cl. D	21,320	[a]	15,431
			1,935,576
United Arab Emirates - .5%
Dubai Islamic Bank	826,942		1,155,609
Emaar Properties	29,063		35,002
			1,190,611
Total Common Stocks (cost $103,034,756)			122,184,017

Exchange-Traded Funds - 1.6%
United States - 1.6%
iShares MSCI Emerging Markets ETF	36,622		1,571,450
iShares MSCI Indonesia ETF	71,436	[c]	1,856,622
Vanguard FTSE Emerging Markets ETF	1,200		51,036
Total Exchange-Traded Funds (cost $3,103,896)			3,479,108

	Preferred Dividend Yield (%)
Preferred Stocks - .7%
Brazil - .3%
Banco Bradesco	2.60	17,197		169,420
Banco do Estado do Rio Grande do Sul, Cl. B	8.68	83,100		518,516
				687,936
Chile - .2%
Embotelladora Andina, Cl. B	3.85	111,048		400,994
South Korea - .2%
Samsung Electronics	2.76	17,820		590,045
Total Preferred Stocks (cost $1,321,051)				1,678,975
		Number of Rights
Rights - .0%
Chile - .0%
Enel Americas (cost $0)		200,330		2,946
	1-Day Yield (%)
Investment Companies - 41.1%
Registered Investment Companies - 41.1%
BNY Mellon Global Emerging Markets Fund, Cl. Y		4,539,736	[e]	72,953,562
BNY Mellon Strategic Beta Emerging Markets Equity, Cl. Y		1,409,294	[e]	18,363,106
Total Investment Companies (cost $75,326,900)				91,316,668

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $916,698)	2.29	916,698	[e]	916,698
Total Investments (cost $183,703,301)		98.8%		219,578,412
Cash and Receivables (Net)		1.2%		2,615,970
Net Assets		100.0%		222,194,382

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

NVDR—Non-Voting Depository Receipt

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $1,347,592 or .61% of net assets.

c Security, or portion thereof, on loan. At June 30, 2019, the value of the fund’s securities on loan was $1,558,993 and the value of the collateral held by the fund was $1,600,753, consisting of cash collateral of $916,698 and U.S. Government & Agency securities valued at $684,055.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

d The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At June 30, 2019, the value of this security amounted to $460,042 or .21% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Diversified Emerging Markets Fund

June 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup
United States Dollar	82,385	Hong Kong Dollar	643,284	7/2/19	33
Deutsche Bank
South African Rand	7,589,696	United States Dollar	534,995	7/2/19	3,584
United States Dollar	39,220	South African Rand	556,393	7/2/19	(263)
United States Dollar	899,103	Taiwan Dollar	27,944,098	7/1/19	(758)
Hong Kong Dollar	2,081,972	United States Dollar	266,510	7/2/19	21
United States Dollar	161,966	Hong Kong Dollar	1,265,274	7/2/19	(13)
Merrill Lynch, Pierce, Fenner & Smith
Thai Baht	4,072,675	United States Dollar	132,272	7/1/19	537
UBS Securities
United States Dollar	211,764	Malaysian Ringgit	876,264	7/1/19	(270)
United States Dollar	149,770	Indian Rupee	10,343,149	7/2/19	10
Philippine Peso	15,453,578	United States Dollar	302,188	7/1/19	(594)
Gross Unrealized Appreciation					4,185
Gross Unrealized Depreciation					(1,898)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Diversified Emerging Markets Fund

June 30, 2019 (Unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	21,983,221	100,200,796†	−	122,184,017
Equity Securities - Preferred Stocks	1,088,930	590,045†	−	1,678,975
Exchange-Traded Funds	3,479,108	−	−	3,479,108
Investment Companies	92,233,366	−	−	92,233,366
Rights	2,946	−	−	2,946
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	4,185	−	4,185
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	(1,898)	−	(1,898)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts ("forward contracts") are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2019, accumulated net unrealized appreciation on investments was $35,875,111, consisting of $40,835,838 gross unrealized appreciation and $4,960,727 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.